Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Accounts Receivable [Line Items]
Accounts receivable	$ 93,485,387	$ 82,357,286
Less: allowances for doubtful accounts	(5,687,230)	(2,969,406)
Total accounts receivable, net	87,798,157	79,387,880
Accounts receivable from third parties, net	86,603,995	78,660,700
Related Party [Member]
Schedule of Accounts Receivable [Line Items]
Less: accounts receivable, net, related parties	$ (1,194,162)	$ (727,180)